Non-Controlling Interest (NCI) - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 Exchange_Rate	Dec. 31, 2020 Exchange_Rate	Dec. 31, 2019 Exchange_Rate	Dec. 04, 2019 MXN ($) $ / $	Dec. 04, 2019 USD ($) $ / $	Apr. 20, 2015	Feb. 24, 2006
Non Controlling Interest [Line Items]
Percentage of common stock voting							85.00%
Name of acquiree	Desarrollo De Concesiones Aeroportuarias SL (DCA)
Description of how acquirer obtained control of acquiree	On April 20, 2015 the Company acquired 100% of the shares of DCA, which owns 74.5% of the shares of MBJA and the remaining 25.5% is hold by Vantage, as a non-controlling shareholder.
Dividend payment from retained earnings | $					$ 30,000
Closing exchange rate	20.5835	19.9487	18.8452	19.1785	19.1785
MBJA [Member]
Non Controlling Interest [Line Items]
Percentage of voting equity interests in acquiree						74.50%
Vantage Airport Group Limited [Member]
Non Controlling Interest [Line Items]
Percentage of voting equity interests in acquiree						25.50%
Dividend payment from retained earnings				$ 146,715	$ 7,650
Desarrollo De Concesiones Aeroportuarias S.L. [Member]
Non Controlling Interest [Line Items]
Percentage of common stock voting						100.00%
Dividend payment from retained earnings				$ 428,639	$ 22,350
Closing exchange rate | $ / $				19.1785	19.1785